Construction-in-progress	6 Months Ended
Jun. 30, 2023
Disclosure Constructioninprogress Abstract
Construction-in-progress

6. Construction-in-progress

The Company acquired a piece of land in Duff, near the city of La Follettee in the State of Tennessee and is building a mining center at this site. The cost of the land was $1,200,000 and the remaining expenditure represents various costs of the construction, including land clearance and preparation, engineering and civil works as at June 30, 2023. The mining center should be completed and begin mining operations in the last quarter of 2023.

MOXIAN (BVI) INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS